Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Significant Accounting Policies

B/ Summary of significant accounting policies

B.1. Basis of consolidation

In accordance with IFRS 10 (Consolidated Financial Statements), the consolidated financial statements of Sanofi include the financial statements of entities that Sanofi controls directly or indirectly, regardless of the level of the equity interest in those entities. An entity is controlled when Sanofi has power over the entity, exposure or rights to variable returns from its involvement with the entity, and the ability to affect those returns through its power over the entity. In determining whether control exists, potential voting rights must be taken into account if those rights are substantive, in other words they can be exercised on a timely basis when decisions about the relevant activities of the entity are to be taken.

Entities consolidated by Sanofi are referred to as “subsidiaries”. Entities that Sanofi controls by means other than voting rights are referred to as “consolidated structured entities”.

In accordance with IFRS 11 (Joint Arrangements), Sanofi classifies its joint arrangements (i.e. arrangements in which Sanofi exercises joint control with one or more other parties) either as a joint operation or a joint venture. In the case of a joint operation, Sanofi recognizes the assets and liabilities of the operation in proportion to its rights and obligations relating to those assets and liabilities. Joint ventures are accounted for using the equity method.

Sanofi exercises joint control over a joint arrangement when decisions relating to the relevant activities of the arrangement require the unanimous consent of Sanofi and the other parties with whom control is shared.

Sanofi exercises significant influence over an entity when it has the power to participate in the financial and operating policy decisions of that entity, but does not have the power to exercise control or joint control over those policies.

In accordance with IAS 28 (Investments in Associates and Joint Ventures), the equity method is used to account for joint ventures (i.e. entities over which Sanofi exercises joint control) and for associates (i.e. entities over which Sanofi exercises significant influence).

Under the equity method, the investment is initially recognized at cost, and subsequently adjusted to reflect changes in the net assets of the associate or joint venture. IAS 28 does not specify the treatment to be adopted on first-time application of the equity method to an investee following a step acquisition. Consequently, by reference to paragraph 10 of IAS 28, Sanofi has opted to apply the cost method, whereby the carrying amount of the investment represents the sum of the historical cost amounts for each step in the acquisition. As of the date on which the equity method is first applied, goodwill (which is included in the carrying amount of the investment) is determined for each acquisition step. The same applies to subsequent increases in the percentage interest in the equity-accounted investment.

When the criteria of IFRS 5 are met, Sanofi recognizes the equity interest within the balance sheet line item Assets held for sale or exchange. The equity method is not applied to equity interests that are classified as held-for-sale assets.

Transactions between consolidated companies are eliminated, as are intragroup profits.

A list of the principal companies included in the consolidation in 2017 is presented in Note F.

B.2. Foreign currency translation

B.2.1. Accounting for foreign currency transactions in the financial statements of consolidated entities

Non-current assets (other than receivables) and inventories acquired in foreign currencies are translated into the functional currency using the exchange rate prevailing at the acquisition date.

Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the end of the reporting period. The gains and losses resulting from foreign currency translation are recorded in the income statement. However, foreign exchange gains and losses arising from the translation of advances between consolidated subsidiaries for which settlement is neither planned nor likely to occur in the foreseeable future are recognized in equity, in the line item Change in currency translation differences.

B.2.2. Foreign currency translation of the financial statements of foreign entities

Sanofi presents its consolidated financial statements in euros (€). In accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates), each subsidiary accounts for its transactions in the currency that is most representative of its economic environment (the functional currency).

All assets and liabilities are translated into euros using the exchange rate of the subsidiary’s functional currency prevailing at the end of the reporting period. Income statements are translated using a weighted average exchange rate for the period, except in the case of foreign subsidiaries in a hyperinflationary economy. The resulting currency translation difference is recognized as a separate component of equity in the consolidated statement of comprehensive income, and is recognized in the income statement only when the subsidiary is sold or is wholly or partially liquidated.

B.3. Business combinations and transactions with non-controlling interests

B.3.1. Accounting for business combinations, transactions with non-controlling interests and loss of control

Business combinations are accounted for in accordance with IFRS 3 (Business Combinations) and IFRS 10 (Consolidated Financial Statements).

Business combinations are accounted for using the acquisition method. Under this method, the acquiree’s identifiable assets and liabilities that satisfy the recognition criteria of IFRS 3 (Business Combinations) are measured initially at their fair values as at the date of acquisition, except for (i) non-current assets classified as held for sale (which are measured at fair value less costs to sell) and (ii) assets and liabilities that fall within the scope of IAS 12 (Income Taxes) and IAS 19 (Employee Benefits). Restructuring liabilities are recognized as a liability of the acquiree only if the acquiree has an obligation as of the acquisition date to carry out the restructuring.

The principal accounting rules applicable to business combinations and transactions with non-controlling interests include:

∎	Acquisition-related costs are recognized as an expense on the acquisition date, as a component of Operating income.

∎

Contingent consideration is recognized in equity if the contingent payment is settled by delivery of a fixed number of the acquirer’s equity instruments; otherwise, it is recognized in Liabilities related to business combinations. Contingent consideration is recognized at fair value at the acquisition date irrespective of the probability of payment. If the contingent consideration was originally recognized as a financial liability, subsequent adjustments to the liability are recognized in profit or loss in the line item Fair value remeasurement of contingent consideration, unless the adjustment is made within the twelve months following the acquisition date and relates to facts and circumstances existing as of that date. Subsequent contingent consideration adjustments in respect of business combinations completed before January 1, 2010 continue to be accounted for in accordance with the pre-revision IFRS 3 (i.e. through goodwill).

∎

In the case of a step acquisition, the previously-held equity interest is remeasured at its acquisition-date fair value. The difference between this fair value and the carrying amount is recorded in profit or loss, along with any gains or losses relating to the previously-held interest that were recognized in other comprehensive income and are reclassifiable to profit or loss.

∎

Goodwill may be calculated on the basis of either (i) the entire fair value of the acquiree, or (ii) a share of the fair value of the acquiree proportionate to the interest acquired. This option may be elected for each acquisition individually.

∎	The effects of (i) a buyout of non-controlling interests in a subsidiary already controlled by Sanofi, and (ii) a disposal of a percentage interest without loss of control, are recognized in equity.

∎

In a partial disposal resulting in loss of control, the retained equity interest is remeasured at fair value at the date of loss of control. The gain or loss recognized on the disposal includes the effect of that remeasurement, and items that were initially recognized in equity are reclassified to profit or loss.

∎

Adjustments to the values of assets and liabilities initially determined provisionally (pending the results of independent valuations or further analysis) are recognized as a retrospective adjustment to goodwill if they are made within twelve months of the acquisition date. Once this twelve-month period has elapsed, the effects of any adjustments are recognized directly in profit or loss, unless they qualify as an error correction.

Purchase price allocations are performed under the responsibility of management, with assistance from an independent valuer in the case of major acquisitions. The revised IFRS 3 does not specify an accounting treatment for contingent consideration arising from a business combination made by an entity prior to the acquisition of control in that entity and carried as a liability in the acquired entity’s balance sheet. The accounting treatment applied by Sanofi to such a liability is to measure it at fair value as of the acquisition date and to report it in the line item Liabilities related to business combinations and to non-controlling interests, with subsequent remeasurements recognized in profit or loss. This treatment is consistent with the accounting applied to contingent consideration in the books of the acquirer.

B.3.2. Goodwill

The excess of the cost of an acquisition over Sanofi’s interest in the fair value of the identifiable assets and liabilities of the acquiree is recognized as goodwill at the date of the business combination.

Goodwill arising on the acquisition of subsidiaries is shown in a separate balance sheet line item, whereas goodwill arising on the acquisition of investments accounted for using the equity method is recorded in Investments accounted for using the equity method.

Goodwill arising on foreign operations is expressed in the functional currency of the country concerned and translated into euros using the exchange rate prevailing at the end of the reporting period.

In accordance with IAS 36 (Impairment of Assets), goodwill is carried at cost less accumulated impairment (see Note B.6.).

Goodwill is tested for impairment annually and whenever events or circumstances indicate that impairment might exist. Such events or circumstances include significant changes more likely than not to have an other-than-temporary impact on the substance of the original investment.

B.4. Other intangible assets

Other intangible assets are initially measured at acquisition cost or production cost, including any directly attributable costs of preparing the asset for its intended use, or (in the case of assets acquired in a business combination) at fair value as of the date of the business combination. Intangible assets are amortized on a straight line basis over their useful lives.

The useful lives of other intangible assets are reviewed at the end of each reporting period. The effect of any adjustment to useful lives is recognized prospectively as a change in accounting estimate.

Amortization of other intangible assets is recognized in the income statement within Amortization of intangible assets except for amortization charged against (i) acquired or internally-developed software and (ii) other rights of an industrial or operational nature, which is recognized in the relevant classification of expense by function.

Sanofi does not own any intangible assets with an indefinite useful life, other than goodwill.

Intangible assets (other than goodwill) are carried at cost less accumulated amortization and accumulated impairment, if any, in accordance with IAS 36 (see Note B.6.).

B.4.1. Research and development not acquired in a business combination

Internally generated research and development

Under IAS 38, research expenses are recognized in profit or loss when incurred.

Internally generated development expenses are recognized as an intangible asset if, and only if, all the following six criteria can be demonstrated: (a) the technical feasibility of completing the development project; (b) Sanofi’s intention to complete the project; (c) Sanofi’s ability to use the project; (d) the probability that the project will generate future economic benefits; (e) the availability of adequate technical, financial and other resources to complete the project; and (f) the ability to measure the development expenditure reliably.

Due to the risks and uncertainties relating to regulatory approval and to the research and development process, the six criteria for capitalization are usually considered not to have been met until the product has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred within Research and development expenses.

Some industrial development expenses (such as those incurred in developing a second-generation synthesis process) are incurred after marketing approval has been obtained, in order to improve the industrial process for an active ingredient. To the extent that the six IAS 38 criteria are considered as having been met, such expenses are recognized as an asset in the balance sheet within Other intangible assets as incurred. Similarly, some clinical trials, for example those undertaken to obtain a geographical extension for a molecule that has already obtained marketing approval in a major market, may in certain circumstances meet the six capitalization criteria under IAS 38, in which case the related expenses are recognized as an asset in the balance sheet within Other intangible assets.

Separately acquired research and development

Payments for separately acquired research and development are capitalized within Other intangible assets provided that they meet the definition of an intangible asset: a resource that is (i) controlled by Sanofi, (ii) expected to provide future economic benefits for Sanofi, and (iii) identifiable (i.e. it is either separable or arises from contractual or legal rights). Under paragraph 25 of IAS 38, the first condition for capitalization (the probability that the expected future economic benefits from the asset will flow to the entity) is considered to be satisfied for separately acquired research and development. Consequently, upfront and milestone payments to third parties related to pharmaceutical products for which marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight line basis over their useful lives beginning when marketing approval is obtained.

Payments under research and development arrangements relating to access to technology or to databases and payments made to purchase generics dossiers are also capitalized, and amortized over the useful life of the intangible asset.

Subcontracting arrangements, payments for research and development services, and continuous payments under research and development collaborations which are unrelated to the outcome of that collaboration, are expensed over the service term.

B.4.2. Other intangible assets not acquired in a business combination

Licenses other than those related to pharmaceutical products and research projects, in particular software licenses, are capitalized at acquisition cost, including any directly attributable cost of preparing the software for its intended use. Software licenses are amortized on a straight line basis over their useful lives for Sanofi (three to five years).

Internally generated costs incurred to develop or upgrade software are capitalized if the IAS 38 recognition criteria are satisfied, and amortized on a straight line basis over the useful life of the software from the date on which the software is ready for use.

B.4.3. Other intangible assets acquired in a business combination

Other intangible assets acquired in a business combination which relate to in-process research and development and currently marketed products and are reliably measurable are identified separately from goodwill, measured at fair value and capitalized within Other intangible assets in accordance with IFRS 3 (Business Combinations) and IAS 38 (Intangible Assets). The related deferred tax liability is also recognized if a deductible or taxable temporary difference exists.

In-process research and development acquired in a business combination is amortized on a straight line basis over its useful life from the date of receipt of marketing approval.

Rights to products currently marketed by Sanofi are amortized on a straight line basis over their useful lives, determined on the basis of cash flow forecasts which take into account the patent protection period of the marketed product.

B.5. Property, plant and equipment

Property, plant and equipment is initially measured and recognized at acquisition cost, including any directly attributable cost of preparing the asset for its intended use, or (in the case of assets acquired in a business combination) at fair value as of the date of the business combination. The component-based approach to accounting for property, plant and equipment is applied. Under this approach, each component of an item of property, plant and equipment with a cost which is significant in relation to the total cost of the item and which has a different useful life from the other components must be depreciated separately.

After initial measurement, property, plant and equipment is carried at cost less accumulated depreciation and impairment, except for land which is carried at cost less impairment.

Subsequent costs are not recognized as assets unless (i) it is probable that future economic benefits associated with those costs will flow to Sanofi and (ii) the costs can be measured reliably.

Borrowing costs attributable to the financing of items of property, plant and equipment, and incurred during the construction period, are capitalized as part of the acquisition cost of the item.

Government grants relating to property, plant and equipment are deducted from the acquisition cost of the asset to which they relate.

In accordance with IAS 17 (Leases), items of property, plant and equipment leased by Sanofi as lessee under finance leases are recognized as an asset in the balance sheet, with the related lease obligation recognized as a liability. A lease qualifies as a finance lease if it transfers substantially all of the risks and rewards of ownership of the asset to Sanofi. Assets held under finance leases are carried at the lower of the fair value of the leased asset or the present value of the minimum lease payments, and are depreciated over the shorter of the useful life of the asset or the term of the lease.

The depreciable amount of items of property, plant and equipment, net of any residual value, is depreciated on a straight line basis over the useful life of the asset. The useful life of an asset is usually equivalent to its economic life.

The customary useful lives of property, plant and equipment are as follows:

Buildings	15 to 40 years
Fixtures	10 to 20 years
Machinery and equipment	5 to 15 years
Other	3 to 15 years

Useful lives and residual values of property, plant and equipment are reviewed annually. The effect of any adjustment to useful lives or residual values is recognized prospectively as a change in accounting estimate.

Depreciation of property, plant and equipment is recognized as an expense in the income statement, in the relevant classification of expense by function.

B.6. Impairment of property, plant and equipment, intangible assets, and investments accounted for using the equity method

B.6.1. Impairment of property, plant and equipment and intangible assets

In accordance with IAS 36 (Impairment of Assets), assets that generate separate cash flows and assets included in cash-generating units (CGUs) are assessed for impairment when events or changes in circumstances indicate that the asset or CGU may be impaired. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

Under IAS 36, each CGU to which goodwill is allocated must (i) represent the lowest level within the entity at which the goodwill is monitored for internal management purposes, and (ii) not be larger than an operating segment determined in accordance with IFRS 8 (Operating Segments), before application of the IFRS 8 aggregation criteria (see Note B.26.).

Quantitative and qualitative indications of impairment (primarily relating to the status of the research and development portfolio, pharmacovigilance, patent litigation, and the launch of competing products) are reviewed at the end of each reporting period. If there is any internal or external indication of impairment, Sanofi estimates the recoverable amount of the asset or CGU.

Other intangible assets not yet available for use (such as capitalized in-process research and development), and CGUs that include goodwill, are tested for impairment annually whether or not there is any indication of impairment, and more frequently if any event or circumstance indicates that they might be impaired. Such assets are not amortized.

When there is an internal or external indication of impairment, Sanofi estimates the recoverable amount of the asset and recognizes an impairment loss if the carrying amount of the asset exceeds its recoverable amount. The recoverable amount of the asset is the higher of its fair value less costs to sell or its value in use. To determine value in use, Sanofi uses estimates of future cash flows generated by the asset or CGU, prepared using the same methods as those used in the initial measurement of the asset or CGU on the basis of medium-term strategic plans.

In the case of goodwill, estimates of future cash flows are based on a medium-term strategic plan, an extrapolation of the cash flows beyond that plan, and a terminal value. In the case of other intangible assets, the period used is based on the economic life of the asset.

Estimated cash flows are discounted at long-term market interest rates that reflect the best estimate by Sanofi of the time value of money, the risks specific to the asset or CGU, and economic conditions in the geographical regions in which the business activity associated with the asset or CGU is located.

Certain assets and liabilities that are not directly attributable to a specific CGU are allocated between CGUs on a basis that is reasonable, and consistent with the allocation of the corresponding goodwill.

Impairment losses arising on property, plant and equipment, on software and on certain rights are recognized in the relevant classification of expense by function.

Impairment losses arising on other intangible assets are recognized within Impairment of intangible assets in the income statement.

B.6.2. Impairment of investments accounted for using the equity method

In accordance with IAS 28 (Investments in Associates and Joint Ventures), Sanofi applies the criteria specified in IAS 39 (Financial Instruments: Recognition and Measurement) to determine whether investments accounted for using the equity method may be impaired (see Note B.8.2.). If an investment is impaired, the amount of the impairment loss is determined by applying IAS 36 (see Note B.6.1.) and recognized in Share of profit/(loss) from investments accounted for using the equity method.

B.6.3. Reversals of impairment losses charged against property, plant and equipment, intangible assets, and investments accounted for using the equity method

At the end of each reporting period, Sanofi assesses whether events or changes in circumstances indicate that an impairment loss recognized in a prior period in respect of an asset (other than goodwill) or an investment accounted for using the equity method can be reversed. If this is the case, and the recoverable amount as determined based on the revised estimates exceeds the carrying amount of the asset, Sanofi reverses the impairment loss only to the extent of the carrying amount that would have been determined had no impairment loss been recognized for the asset.

Reversals of impairment losses in respect of other intangible assets are recognized within the income statement line item Impairment of intangible assets, while reversals of impairment losses in respect of investments accounted for using the equity method are recognized within the income statement line item Share of profit/(loss) from investments accounted for using the equity method. Impairment losses taken against goodwill are never reversed, unless the goodwill is part of the carrying amount of an investment accounted for using the equity method.

B.7. Assets held for sale or exchange and liabilities related to assets held for sale or exchange

In accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations), non-current assets and groups of assets are classified as held for sale in the balance sheet if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Within the meaning of IFRS 5, the term “sale” also includes exchanges for other assets.

Non-current assets or asset groups held for sale must be available for immediate sale in their present condition, subject only to terms that are usual and customary for sales of such assets, and a sale must be highly probable. Criteria used to determine whether a sale is highly probable include:

∎	the appropriate level of management must be committed to a plan to sell;

∎	an active program to locate a buyer and complete the plan must have been initiated;

∎	the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value;

∎	completion of the sale should be foreseeable within the twelve months following the date of reclassification to Assets held for sale or exchange; and

∎	actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Before initial reclassification of the non-current asset (or asset group) to Assets held for sale or exchange, the carrying amounts of the asset (or of all the assets and liabilities in the asset group) must be measured in accordance with the applicable standards.

Subsequent to reclassification to Assets held for sale or exchange, the non-current asset (or asset group) is measured at the lower of carrying amount or fair value less costs to sell, with any write-down recognized by means of an impairment loss. Once a non-current asset has been reclassified as held for sale or exchange, it is no longer depreciated or amortized.

In a disposal of an equity interest leading to loss of control, all the assets and liabilities of the entity involved are classified as held-for-sale assets or liabilities within the balance sheet line items Assets held for sale or exchange or Liabilities related to assets held for sale or exchange, provided that the disposal satisfies the IFRS 5 classification criteria.

The profit or loss generated by a held-for-sale asset group is reported in a separate line item in the income statement for the current period and for the comparative periods presented, provided that the asset group:

∎	represents a separate major line of business or geographical area of operations; or,

∎	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or,

∎	is a subsidiary acquired exclusively with a view to resale.

In accordance with IFRS 10, transactions between companies that are held for sale or treated as discontinued operations and other consolidated companies are eliminated.

Events or circumstances beyond Sanofi’s control may extend the period to complete the sale or exchange beyond one year without precluding classification of the asset (or disposal group) in Assets held for sale or exchange provided that there is sufficient evidence that Sanofi remains committed to the planned sale or exchange. Finally, in the event of changes to a plan of sale that require an asset no longer to be classified as held for sale, IFRS 5 specifies the following treatment:

∎	The assets and liabilities previously classified as held for sale are reclassified to the appropriate balance sheet line items, with no restatement of comparative periods.

∎

Each asset is measured at the lower of (a) its carrying amount before the asset was reclassified as held for sale, adjusted for any depreciation, amortization or revaluation that would have been recognized if the asset had not been reclassified as held for sale, or (b) its recoverable amount at the date of reclassification.

∎

The backlog of depreciation, amortization and impairment not recognized while non-current assets were classified as held for sale must be reported in the same income statement line item that was used to report impairment losses arising on initial reclassification of assets as held for sale and gains or losses arising on the sale of such assets. In the consolidated income statement, those impacts are reported within the line item Other gains and losses, and litigation.

∎

The net income of a business previously classified as discontinued or as held for sale or exchange and reported on a separate line in the income statement must be reclassified and included in net income from continuing operations, for all periods presented.

∎

In addition, segment information relating to the income statement and the statement of cash flows (acquisitions of non-current assets) must be disclosed in the notes to the financial statements in accordance with IFRS 8 (Operating Segments), and must also be restated for all prior periods presented.

B.8. Financial instruments

B.8.1. Non-derivative financial assets

In accordance with IAS 39 (Financial Instruments: Recognition and Measurement) and IAS 32 (Financial Instruments: Presentation), Sanofi has adopted the following classification for non-derivative financial assets, based on the type of asset and on management intention at the date of initial recognition. The designation and classification of such financial assets are subsequently reassessed at the end of each reporting period.

Non-derivative financial assets are recognized on the date when Sanofi becomes party to the contractual terms of the asset. On initial recognition, financial assets are measured at fair value, plus direct transaction costs in the case of financial assets not classified as fair value through profit or loss.

Classification, presentation and subsequent measurement of non-derivative financial assets are as follows:

Financial assets at fair value through profit or loss

These assets are classified in the balance sheet within the line items Other non-current assets, Other current assets and Cash and cash equivalents.

Financial assets at fair value through profit or loss comprise assets held for trading (financial assets acquired principally for the purpose of reselling them in the near term, usually within less than 12 months), and financial instruments designated as fair value through profit and loss on initial recognition in accordance with the conditions for application of the fair value option.

Such financial assets are carried at fair value, without any deduction for transaction costs that may be incurred on sale. Realized and unrealized gains and losses resulting from changes in the fair value of these assets are recognized in the income statement, in Financial income or Financial expenses.

Realized and unrealized foreign exchange gains and losses on financial assets in currencies other than functional currencies are recognized in the income statement in Financial income or Financial expenses.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are (i) designated by management as available-for-sale or (ii) not classified as “Financial assets at fair value through profit or loss”, “Held-to-maturity investments” or “Loans and receivables”. This category includes equity interests in quoted or unquoted companies other than investments accounted for using the equity method (associates and joint ventures). Available-for-sale financial assets are classified in Other non-current assets.

Available-for-sale financial assets are measured at fair value, without any deduction for transaction costs that may be incurred on sale. Gains and losses arising from changes in the fair value of these assets, including unrealized foreign exchange gains and losses, are recognized directly in equity in the consolidated statement of comprehensive income in the period in which they occur, except for impairment losses and foreign exchange gains and losses on debt instruments. On derecognition of an available-for-sale financial asset, or on recognition of an impairment loss on such an asset, the cumulative gains and losses previously recognized in equity are recognized in the income statement for the period within Financial income or Financial expenses.

Interest income and dividends on equity instruments are recognized in the income statement within Financial income when Sanofi is entitled to receive payment.

Available-for-sale financial assets in the form of equity interests in companies not quoted in an active market are measured at cost if their fair value cannot be measured reliably; an impairment loss is recognized when there is objective evidence that such an asset is impaired.

Contingent consideration receivable in connection with divestments is recognized as an available-for-sale financial asset at fair value (plus any transaction costs), provided that it represents an unconditional right to receive cash as of the date of the divestment. Fair value is initially measured on the basis of estimated future cash flows.

Subsequent adjustments to fair value arising from revisions to those estimates are recognized immediately in profit or loss. Interest income generated on such assets is calculated using the effective interest method, and recognized in profit or loss on an accruals basis. An impairment loss is taken against contingent consideration arising on divestments where counterparty credit risk suggests its value may have become impaired.

Other adjustments to fair value, such as those arising from a change in the discount rate, are recognized in equity within the statement of comprehensive income in the period in which they occur.

Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities that Sanofi has the positive intention and ability to hold to maturity.

Such investments are measured at amortized cost using the effective interest method.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are presented within the line items Other current assets, Accounts receivable and Cash and cash equivalents. Loans with a maturity of more than 12 months are presented in “Long-term loans and advances” within Other non-current assets. Those financial assets are measured at amortized cost using the effective interest method.

B.8.2. Impairment of non-derivative financial assets

Indicators of impairment are reviewed for all non-derivative financial assets at the end of each reporting period. Such indicators include default in contractual payments, significant financial difficulties of the issuer or debtor, probability of bankruptcy, or a prolonged or significant decline in quoted market price. An impairment loss is recognized in the income statement if there is objective evidence of impairment resulting from one or more events after the initial recognition of the asset (a “loss event”) and that loss event has a reliably measurable impact on the estimated future cash flows of the financial asset (or group of financial assets).

The impairment loss on loans and receivables, which are measured at amortized cost, is the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate.

When an impairment loss is identified on an available-for-sale financial asset, the cumulative losses previously recognized directly in equity are recorded in the income statement. The loss recognized in the income statement is the difference between the acquisition cost (net of principal repayments and amortization) and the fair value at the time of impairment, less any impairment loss previously recognized in the income statement.

The impairment loss on investments in companies not quoted in an active market and measured at cost is the difference between the carrying amount of the investment and the present value of its estimated future cash flows, discounted at the current market interest rate for similar financial assets.

Impairment losses in respect of loans are recognized within Financial expenses in the income statement.

Impairment losses in respect of trade receivables are recognized within Selling and general expenses in the income statement.

Impairment losses on equity instruments classified as available-for-sale financial assets cannot be reversed through the income statement.

B.8.3. Derivative instruments

Derivative instruments that do not qualify for hedge accounting are initially and subsequently measured at fair value, with changes in fair value recognized in the income statement in Other operating income or in Financial income or Financial expenses, depending on the nature of the underlying economic item which is hedged.

Derivative instruments that qualify for hedge accounting are measured in accordance with the hedge accounting requirements of IAS 39 (see Note B.8.4.).

IFRS 13 (Fair Value Measurement) requires counterparty credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly-available statistical data.

Policy on offsetting

In order for a financial asset and a financial liability to be presented as a net amount in the balance sheet under IAS 32, there must be (a) a legally enforceable right to offset and (b) the intention either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

In addition, IFRS 7 (Financial Instruments: Disclosures) requires the notes to the financial statements to include a schedule showing a list of any offsets recognized under IAS 32 and of transactions for which only criterion (a) is met, i.e. potential offsets such as those specified in close out netting agreements (positions offset only in the event of default, as specified in the International Swaps and Derivatives Association (ISDA) standard).

B.8.4. Hedging

Hedging involves the use of derivative financial instruments. Changes in the fair value of such instruments are intended to offset the exposure of the hedged items to changes in fair value.

As part of its overall interest rate risk and foreign exchange risk management policy, Sanofi enters into various transactions involving derivative instruments. Derivative instruments used in connection with Sanofi’s hedging policy may include forward exchange contracts, currency options, interest rate swaps and interest rate options.

Derivative financial instruments qualify as hedging instruments for hedge accounting purposes when (a) at the inception of the hedge there is formal designation and documentation of the hedging relationship and of the risk management strategy and objective; (b) the hedge is expected by management to be highly effective in offsetting the risk; (c) the forecast transaction being hedged is highly probable and presents an exposure to variations in cash flows that could ultimately affect profit or loss; (d) the effectiveness of the hedge can be reliably measured; and (e) the effectiveness of the hedge is assessed on an ongoing basis and the hedge is determined actually to have been highly effective throughout the reporting periods for which the hedge was designated.

The above criteria are applied when Sanofi uses derivative instruments designated as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation.

Fair value hedge

A fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability or unrecognized firm commitment that could affect profit or loss.

Changes in fair value of the hedging instrument and changes in fair value of the hedged item attributable to the hedged risk are recognized in the income statement, within Other operating income for hedges related to operating activities, or within Financial income or Financial expenses for hedges related to investing or financing activities.

Cash flow hedge

A cash flow hedge is a hedge of the exposure to variability in cash flows attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecast transaction, which could affect profit or loss.

Changes in fair value of the hedging instrument attributable to the effective portion of the hedge are recognized directly in equity in the consolidated statement of comprehensive income. Changes in fair value attributable to the ineffective portion of the hedge are recognized in the income statement within Other operating income for hedges of operating activities, and within Financial income or Financial expenses for hedges of investing or financing activities.

Cumulative changes in fair value of the hedging instrument previously recognized in equity are reclassified to the income statement when the hedged transaction affects profit or loss. These transferred gains and losses are recorded within Other operating income for hedges related to operating activities, or within Financial income or Financial expenses for hedges related to investing or financing activities.

When a forecast transaction results in the recognition of a non-financial asset or liability, cumulative changes in the fair value of the hedging instrument previously recognized in equity are included in the initial measurement of that asset or liability.

When the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss previously recognized in equity remains separately recognized in equity and is not reclassified to the income statement until the forecast transaction occurs. However, if Sanofi no longer expects the forecast transaction to occur, the cumulative gain or loss previously recognized in equity is recognized immediately in profit or loss.

Hedge of a net investment in a foreign operation

In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging instrument attributable to the effective portion of the hedge are recognized directly in equity in the consolidated statement of comprehensive income. Changes in fair value attributable to the ineffective portion of the hedge are recognized in the income statement within Financial income or Financial expenses. When the investment in the foreign operation is sold, the changes in the fair value of the hedging instrument previously recognized in equity are reclassified to the income statement within Financial income or Financial expenses.

Discontinuation of hedge accounting

Hedge accounting is discontinued when (a) the hedging instrument expires or is sold, terminated or exercised, or (b) the hedge no longer meets the criteria for hedge accounting, or (c) Sanofi revokes the hedge designation, or (d) management no longer expects the forecast transaction to occur.

B.8.5. Non-derivative financial liabilities

Borrowings and debt

Bank borrowings and debt instruments are initially measured at fair value of the consideration received, net of directly attributable transaction costs.

Subsequently, they are measured at amortized cost using the effective interest method. All costs related to the issuance of borrowings or debt instruments, and all differences between the issue proceeds net of transaction costs and the value on redemption, are recognized within Financial expenses in the income statement over the term of the debt using the effective interest method.

Liabilities related to business combinations and to non-controlling interests

These line items record the fair value of (i) contingent consideration payable in connection with business combinations (see Note B.3.1. for a description of the relevant accounting policy), and (ii) commitments to buy out equity holders of subsidiaries, including put options granted to non-controlling interests.

Adjustments to the fair value of commitments to buy out equity holders of subsidiaries, including put options granted to non-controlling interests, are recognized in equity.

Other non-derivative financial liabilities

Other non-derivative financial liabilities include trade accounts payable, which are measured at fair value (which in most cases equates to face value) on initial recognition, and subsequently at amortized cost.

B.8.6. Fair value of financial instruments

The disclosures required under IFRS 13 relating to the fair value of the principal financial assets and liabilities reported in the consolidated balance sheet and in the notes to consolidated financial statements, and to the level of those instruments in the fair value hierarchy, are presented in Note D.12. The disclosures required under IFRS 13 relating to the sensitivity of level 3 fair value measurements are presented in Note D.18.

The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Method used to determine fair value
Note	Type of financial instrument	Measurement principle	Valuation model	Market data
				Exchange rate	Interest rate
D.7.	Available-for-sale financial assets (quoted equity securities)	Fair value	Quoted market price	N/A	N/A
D.7.	Available-for-sale financial assets (quoted debt securities)	Fair value	Quoted market price	N/A	N/A
D.7.	Available-for-sale financial assets (contingent consideration receivable):	Fair value	Under IAS 39, contingent consideration receivable on a divestment is a financial asset. The fair value of such assets is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.
D.7.	Long-term loans and advances and other non-current receivables	Amortized cost	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
D.7.	Financial assets recognized under the fair value option(a)	Fair value	Market value (net asset value)	N/A	N/A
D.20.	Forward currency contracts	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Interest rate swaps	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.20.	Cross-currency swaps	Fair value	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
D.13.	Investments in mutual funds	Fair value	Market value (net asset value)	N/A	N/A
D.13.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
D.17.	Debt	Amortized cost(b)	For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
D.18.	Liabilities related to business combinations and to non-controlling interests (CVRs)	Fair value	Quoted market price	N/A	N/A

D.18.	Liabilities related to business combinations and to non-controlling interests (other than CVRs)	Fair value(c)	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.18.

(a)	These assets are held to fund a deferred compensation plan offered to certain employees.

(b)

In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).

(c)	For business combinations completed prior to application of the revised IFRS 3, contingent consideration is recognized when payment becomes probable (see Note B.3.1.).

The other financial assets and liabilities included in the consolidated balance sheet are:

∎

Non-derivative current financial assets and liabilities: because these items have a maturity close to the end of the reporting period, Sanofi regards their carrying amount (i.e. historical cost less any credit risk allowance) as a reasonable approximation of their fair value.

∎	Equity interests in companies not quoted in an active market and the fair value of which cannot be measured reliably, which are measured at amortized cost in accordance with IAS 39.

B.8.7. Derecognition of financial instruments

Financial assets are derecognized when the contractual rights to cash flows from the asset have ended or have been transferred and when Sanofi has transferred substantially all risks and rewards of ownership of the asset. If Sanofi has neither transferred nor retained substantially all the risks and rewards of ownership of a financial asset, it is derecognized if Sanofi does not retain control of the asset.

A financial liability is derecognized when Sanofi’s contractual obligations in respect of the liability are discharged, cancelled or extinguished.

B.8.8. Risks relating to financial instruments

Market risks in respect of non-current financial assets, cash equivalents, derivative instruments and debt are described in the discussions of risk factors presented in Item 3.D. and Item 11.

Credit risk is the risk that customers may fail to pay their debts. This risk also arises as a result of the concentration of Sanofi’s sales with its largest customers, in particular certain wholesalers in the United States. Customer credit risk is described in “Item 3.D. – Risk Factors – We are subject to the risk of non-payment by our customers”.

B.9. Inventories

Inventories are measured at the lower of cost or net realizable value. Cost is calculated using the weighted average cost method or the first-in, first-out method, depending on the nature of the inventory.

The cost of finished goods inventories includes costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

During the launch phase of a new product, any inventories of that product are written down to zero pending regulatory approval. The write-down is reversed once it becomes highly probable that marketing approval will be obtained.

B.10. Cash and cash equivalents

Cash and cash equivalents as shown in the consolidated balance sheet and statement of cash flows comprise cash, plus liquid short-term investments that are readily convertible into cash and are subject to an insignificant risk of changes in value in the event of movements in interest rates.

B.11. Treasury shares

In accordance with IAS 32, Sanofi treasury shares are deducted from equity, irrespective of the purpose for which they are held. No gain or loss is recognized in the income statement on the purchase, sale, impairment or cancellation of treasury shares.

B.12. Provisions for risks

In accordance with IAS 37 (Provisions, Contingent Liabilities and Contingent Assets), Sanofi records a provision when it has a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources.

If the obligation is expected to be settled more than twelve months after the end of the reporting period, or has no definite settlement date, the provision is recorded within Non-current provisions and other non-current liabilities.

Provisions relating to the insurance programs in which Sanofi’s captive insurance company participates are based on risk exposure estimates calculated by management, with assistance from independent actuaries, using IBNR (Incurred But Not Reported) techniques. Those techniques use past claims experience, within Sanofi and in the market, to estimate future trends in the cost of claims.

Contingent liabilities are not recognized, but are disclosed in the notes to the financial statements unless the possibility of an outflow of economic resources is remote.

Sanofi estimates provisions on the basis of events and circumstances related to present obligations at the end of the reporting period and of past experience, and to the best of management’s knowledge at the date of preparation of the financial statements.

Reimbursements offsetting the probable outflow of resources are recognized as assets only if it is virtually certain that they will be received. Contingent assets are not recognized.

Restructuring provisions are recognized if Sanofi has a detailed, formal restructuring plan at the end of the reporting period and has announced its intention to implement this plan to those affected by it.

No provisions are recorded for future operating losses.

Sanofi records non-current provisions for certain obligations, such as legal or constructive environmental obligations and litigation, where an outflow of resources is probable and the amount of the outflow can be reliably estimated. Where the effect of the time value of money is material, those provisions are measured at the present value of the expenditures expected to be required to settle the obligation, calculated using a discount rate that reflects an estimate of the time value of money and the risks specific to the obligation.

Increases in provisions to reflect the effects of the passage of time are recognized within Financial expenses.

B.13. Revenue recognition

B.13.1. Net sales

Revenue arising from the sale of goods is presented in the income statement within Net sales. Net sales comprise revenue from sales of pharmaceutical products, active ingredients and vaccines, net of sales returns, of customer incentives and discounts, and of certain sales-based payments paid or payable to the healthcare authorities.

Revenue is recognized when all of the following conditions have been met: the risks and rewards of ownership have been transferred to the customer; Sanofi no longer has effective control over the goods sold; the amount of revenue and costs associated with the transaction can be measured reliably; and it is probable that the economic benefits associated with the transaction will flow to Sanofi, in accordance with IAS 18 (Revenue). In particular, the contracts between Sanofi Pasteur and government agencies specify conditions for the supply and acceptance of batches of vaccine; revenue is recognized when those conditions are met.

Sanofi offers various types of price reductions on its products. In particular, products sold in the United States are covered by various governmental programs (such as Medicare and Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements. Cash discounts may also be granted for prompt payment.

Returns, discounts, incentives and rebates, as described above, are recognized in the period in which the underlying sales are recognized as a reduction of gross sales.

These amounts are calculated as follows:

∎

Provisions for chargeback incentives are estimated on the basis of the relevant subsidiary’s standard sales terms and conditions, and in certain cases on the basis of specific contractual arrangements with the customer. They represent management’s best estimate of the amount of chargeback incentives that will ultimately be claimed by the customer.

∎	Provisions for rebates based on attainment of sales targets are estimated and accrued as each of the underlying sales transactions is recognized.

∎

Provisions for price reductions under Government and State programs, largely in the United States, are estimated on the basis of the specific terms of the relevant regulations or agreements, and accrued as each of the underlying sales transactions is recognized.

∎

Provisions for sales returns are calculated on the basis of management’s best estimate of the amount of product that will ultimately be returned by customers. In countries where product returns are possible, Sanofi operates a returns policy that allows the customer to return products within a certain period either side of the expiry date (usually 12 months after the expiry date). The provision is estimated on the basis of past experience of sales returns.

Sanofi also takes into account factors such as levels of inventory in its various distribution channels, product expiry dates, information about potential discontinuation of products, the entry of competing generics into the market, and the launch of over-the-counter medicines.

In each case, the provisions are subject to continuous review and adjustment as appropriate based on the most recent data available to management.

Sanofi believes that it has the ability to measure each of the above provisions reliably, using the following factors in developing its estimates:

∎	the nature and patient profile of the underlying product;

∎	the applicable regulations or the specific terms and conditions of contracts with governmental authorities, wholesalers and other customers;

∎	historical data relating to similar contracts, in the case of qualitative and quantitative rebates and chargeback incentives;

∎	past experience and sales growth trends for the same or similar products;

∎	actual inventory levels in distribution channels, monitored by Sanofi using internal sales data and externally provided data;

∎	the shelf life of Sanofi products; and

∎	market trends including competition, pricing and demand.

B.13.2. Other revenues

Other revenues mainly comprise royalties under licensing agreements (see Note C.), and VaxServe sales of products sourced from third-party manufacturers.

VaxServe is a Vaccines segment entity whose operations include the distribution within the United States of vaccines and other products manufactured by third parties.

Some sales recorded by VaxServe are presented within the line item Other revenues because they are not derived from the sale of products manufactured by Sanofi.

B.14. Cost of sales

Cost of sales consists primarily of the industrial cost of goods sold, payments made under licensing agreements, and distribution costs. The industrial cost of goods sold includes the cost of materials, depreciation of property, plant and equipment, amortization of software, personnel costs, and other expenses attributable to production.

B.15. Research and development

Note B.4.1. “Research and development not acquired in a business combination” and Note B.4.3. “Other intangible assets acquired in a business combination” describe the principles applied to the recognition of research and development costs.

Contributions or reimbursements received from alliance partners are recorded as a reduction of Research and development expenses.

B.16. Other operating income and expenses

B.16.1. Other operating income

Other operating income includes the share of profits that Sanofi is entitled to receive from alliance partners in respect of product marketing agreements. It also includes revenues generated under certain complex agreements, which may include partnership and co-promotion arrangements.

Upfront payments received are deferred until the service obligation is met. Milestone payments are assessed on a case by case basis, and recognized in the income statement on delivery of the products and/or upon the service obligation being met. Revenue generated in connection with these services is recognized on the basis of delivery of the goods or provision of the services to the other contracting party.

This line item also includes realized and unrealized foreign exchange gains and losses on operating activities (see Note B.8.4.), and operating gains on disposals not regarded as major disposals (see Note B.20.).

B.16.2. Other operating expenses

Other operating expenses mainly comprise the share of profits that alliance partners are entitled to receive from Sanofi under product marketing agreements.

B.17. Amortization and impairment of intangible assets

B.17.1. Amortization of intangible assets

The expenses recorded in this line item comprise amortization of product rights (see Note D.4.), given that the benefit of those rights to Sanofi’s commercial, industrial and development functions cannot be separately identified.

Amortization of software, and of other rights of an industrial or operational nature, is recognized as an expense in the income statement, in the relevant line items of expense by function.

B.17.2. Impairment of intangible assets

This line item records impairment losses (other than those associated with restructuring) recognized against intangible assets (including goodwill, but excluding software and other rights of an industrial or operational nature), and any reversals of such impairment losses.

B.18. Fair value remeasurement of contingent consideration

Changes in the fair value of contingent consideration that was (i) already carried in the books of an acquired entity, or (ii) granted in connection with a business combination and initially recognized as a liability in accordance with the revised IFRS 3, are reported in profit or loss in accordance with the principles described in Note B.3.1. Such adjustments are reported separately in the income statement, in the line item Fair value remeasurement of contingent consideration.

This line item also includes changes in the fair value of contingent consideration recognized in connection with divestments and classified as an available-for-sale financial asset.

Finally, it also includes the effect of the unwinding of discount, and of exchange rate movements where the asset or liability is expressed in a currency other than the functional currency of the reporting entity.

B.19. Restructuring costs and similar items

Restructuring costs are expenses incurred in connection with the transformation or reorganization of Sanofi’s operations or support functions. Such costs include collective redundancy plans, compensation to third parties for early termination of contracts, and commitments made in connection with transformation or reorganization decisions. They also include accelerated depreciation charges arising from site closures and losses on asset disposals resulting from such decisions.

In addition, this line item includes expenses incurred in connection with programs implemented as part of the transformation strategy announced in November 2015 intended to deliver a global information systems solution, to standardize and consolidate processes, and to transition towards a worldwide services platform.

B.20. Other gains and losses, and litigation

The line item Other gains and losses, and litigation includes the impact of material transactions of an unusual nature or amount which Sanofi believes it necessary to report separately in the income statement in order to improve the relevance of the financial statements, such as:

∎

gains and losses on major disposals of property, plant and equipment, of intangible assets, of assets (or groups of assets and liabilities) held for sale, or of a business within the meaning of the revised IFRS 3, other than those considered to be restructuring costs;

∎	impairment losses and reversals of impairment losses on assets (or groups of assets and liabilities) held for sale, other than those considered to be restructuring costs;

∎	gains on bargain purchases; and

∎	costs and provisions relating to major litigation; and

∎	pre-tax separation costs associated with the process of disinvesting from operations in the event of a major divestment.

B.21. Financial expenses and income

B.21.1. Financial expenses

Financial expenses mainly comprise interest charges on debt financing; negative changes in the fair value of financial instruments (where changes in fair value are recognized in profit or loss); realized and unrealized foreign exchange losses on financing and investing activities; impairment losses on financial instruments; and any reversals of impairment losses on financial instruments.

Financial expenses also include expenses arising from the unwinding of discount on long-term liabilities, and the net interest cost related to employee benefits. This line item does not include commercial cash discounts, which are deducted from net sales.

B.21.2. Financial income

Financial income includes interest and dividend income; positive changes in the fair value of financial instruments (where changes in fair value are recognized in profit or loss); realized and unrealized foreign exchange gains on financing and investing activities; and gains or losses on disposals of financial assets.

B.22. Income tax expense

Income tax expense includes all current and deferred taxes of consolidated companies.

Sanofi accounts for deferred taxes in accordance with IAS 12 (Income Taxes), using the methods described below:

∎

Deferred tax assets and liabilities are recognized on taxable and deductible temporary differences, and on tax loss carry-forwards. Temporary differences are differences between the carrying amount of an asset or liability in the balance sheet and its tax base.

∎

French business taxes include a value added based component: “CVAE” (Cotisation sur la Valeur Ajoutée des Entreprises). Given that CVAE is (i) calculated as the amount by which certain revenues exceed certain expenses and (ii) borne primarily by companies that own intellectual property rights on income derived from those rights (royalties, and margin on sales to third parties and to Sanofi entities), it is regarded as meeting the definition of income taxes specified in IAS 12, paragraph 2 (“taxes which are based on taxable profits”).

∎

Deferred tax assets and liabilities are calculated using the tax rate expected to apply in the period when the corresponding temporary differences are expected to reverse, based on tax rates enacted or substantively enacted at the end of the reporting period.

∎

Deferred tax assets are recognized in respect of deductible temporary differences, tax losses available for carry-forward and unused tax credits to the extent that future recovery is regarded as probable. The recoverability of deferred tax assets is assessed on a case-by-case basis, taking into account the profit forecasts contained in Sanofi’s medium-term business plan.

∎

A deferred tax liability is recognized for temporary differences relating to interests in subsidiaries, associates and joint ventures, except in cases where Sanofi is able to control the timing of the reversal of the temporary differences. This applies in particular when Sanofi is able to control dividend policy and it is probable that the temporary differences will not reverse in the foreseeable future.

∎	No deferred tax is recognized on eliminations of intragroup transfers of interests in subsidiaries, associates or joint ventures.

∎

Each tax entity calculates its own net deferred tax position. All net deferred tax asset and liability positions are then aggregated and shown in separate line items on the relevant side of the consolidated balance sheet. Deferred tax assets and liabilities are offset only if (i) Sanofi has a legally enforceable right to offset current tax assets and current tax liabilities, and (ii) the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority.

∎	Deferred taxes are not discounted, except implicitly in the case of deferred taxes on assets and liabilities which are already impacted by discounting.

∎	Withholding taxes on intragroup royalties and dividends, and on royalties and dividends collected from third parties, are accounted for as current income taxes.

In accounting for business combinations, Sanofi complies with the revised IFRS 3 in regards to the recognition of deferred tax assets after the initial accounting period. Consequently, any deferred tax assets recognized by the acquiree after the end of this period in respect of temporary differences or tax loss carry-forwards existing at the acquisition date are recognized in profit or loss.

The positions adopted by Sanofi in tax matters are based on its interpretation of tax laws and regulations. Some of those positions may be subject to uncertainty. In such cases, Sanofi assesses the amount of the tax liability on the basis of the following assumptions: that its position will be examined by one or more tax authorities on the basis of all relevant information; that a technical assessment is carried out with reference to legislation, case law, regulations, and established practice; and that each position is assessed individually (or collectively where appropriate), with no offset or aggregation between positions. Those assumptions are assessed on the basis of facts and circumstances existing at the end of the reporting period. When an uncertain tax position is considered probable, a tax liability is recognized (or a deferred tax asset is not recognized) measured using Sanofi’s best estimate. The amount of the liability includes any penalties and late payment interest. The line item Income tax expense includes the effects of tax reassessments and tax disputes, and any penalties and late payment interest arising from such disputes that have the characteristics of income taxes within the meaning of paragraph 2 of IAS 12 (“taxes which are based on taxable profits”).

B.23. Employee benefit obligations

Sanofi offers retirement benefits to employees and retirees. Such benefits are accounted for in accordance with IAS 19 (Employee Benefits).

Benefits are provided in the form of either defined contribution plans or defined benefit plans. In the case of defined contribution plans, the cost is recognized immediately in the period in which it is incurred, and equates to the amount of the contributions paid by Sanofi. For defined benefit plans, Sanofi generally recognizes its obligations to pay pensions and similar benefits to employees as a liability, based on an actuarial estimate of the rights vested or currently vesting in employees and retirees, using the projected unit credit method. Estimates are performed at least once a year, and rely on financial assumptions (such as discount rates) and demographic assumptions (such as life expectancy, retirement age, employee turnover, and the rate of salary increases).

Obligations relating to other post-employment benefits (healthcare and life insurance) offered by Sanofi companies to employees are also recognized as a liability based on an actuarial estimate of the rights vested or currently vesting in employees and retirees at the end of the reporting period.

Such liabilities are recognized net of the fair value of plan assets.

In the case of multi-employer defined benefit plans where plan assets cannot be allocated to each participating employer with sufficient reliability, the plan is accounted for as a defined contribution plan, in accordance with paragraph 34 of IAS 19.

The benefit cost for the period consists primarily of current service cost, past service cost, net interest cost, gains or losses arising from plan settlements not specified in the terms of the plan, and actuarial gains or losses arising from plan curtailments. Net interest cost for the period is determined by applying the discount rate specified in IAS 19 to the net liability (i.e. the amount of the obligation, net of plan assets) recognized in respect of defined benefit plans. Past service cost is recognized immediately in profit or loss in the period in which it is incurred, regardless of whether or not the rights have vested at the time of adoption (in the case of a new plan) or of amendment (in the case of an existing plan).

Actuarial gains and losses on defined benefit plans (pensions and other post-employment benefits), also referred to as “Remeasurements of the net defined benefit liability (asset)”, arise as a result of changes in financial and demographic assumptions, experience adjustments, and the difference between the actual return and interest cost on plan assets. The impacts of those remeasurements are recognized in Other comprehensive income, net of deferred taxes; they are not subsequently reclassifiable to profit or loss.

B.24. Share-based payment

Share-based payment expense is recognized as a component of operating income, in the relevant classification of expense by function. In measuring the expense, the level of attainment of any performance conditions is taken into account.

B.24.1. Stock option plans

Sanofi has granted a number of equity-settled share-based payment plans (stock option plans) to some of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.

In accordance with IFRS 2 (Share-Based Payment), services received from employees as consideration for stock options are recognized as an expense in the income statement, with the opposite entry recognized in equity. The expense corresponds to the fair value of the stock option plans, and is charged to income on a straight-line basis over the four-year vesting period of the plan.

The fair value of stock option plans is measured at the date of grant using the Black-Scholes valuation model, taking into account the expected life of the options. The resulting expense also takes into account the expected cancellation rate of the options. The expense is adjusted over the vesting period to reflect actual cancellation rates resulting from option-holders ceasing to be employed by Sanofi.

B.24.2. Employee share ownership plans

Sanofi may offer its employees the opportunity to subscribe to reserved share issues at a discount to the reference market price. Shares awarded to employees under such plans fall within the scope of IFRS 2. Consequently, an expense is recognized at the subscription date, based on the value of the discount offered to employees.

B.24.3. Restricted share plans

Sanofi may award restricted share plans to certain of its employees. The terms of those plans may make the award contingent on the attainment of performance criteria for some of the grantees.

In accordance with IFRS 2, an expense equivalent to the fair value of such plans is recognized on a straight line basis over the vesting period of the plan, with the opposite entry recognized in equity. Depending on the country, the vesting period of such plans is either three or four years. Plans with a two-year or three-year vesting period are subject to a two-year lock-up period.

The fair value of stock option plans is based on the fair value of the equity instruments granted, representing the fair value of the services received during the vesting period. The fair value of an equity instrument granted under a plan is the market price of the share at the grant date, adjusted for expected dividends during the vesting period.

B.25. Earnings per share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the reporting period, adjusted on a time-weighted basis from the acquisition date to reflect the number of own shares held by Sanofi. Diluted earnings per share is calculated on the basis of the weighted average number of ordinary shares, computed using the treasury stock method.

This method assumes that (a) all outstanding dilutive options and warrants are exercised, and (b) Sanofi acquires its own shares at the quoted market price for an amount equivalent to the cash received as consideration for the exercise of the options or warrants, plus the expense arising on unamortized stock options.

B.26. Segment information

In accordance with IFRS 8 (Operating Segments), the segment information reported by Sanofi is prepared on the basis of internal management data provided to the Chief Executive Officer, who is the chief operating decision maker. The performance of those segments is monitored individually using internal reports and common indicators.

Sanofi acquired the Consumer Healthcare operations of Boehringer Ingelheim (BI) on January 1, 2017, and during 2017 gradually integrated those operations into its Consumer Healthcare Global Business Unit (GBU); see Note A.5. Following completion of the integration process and with effect from December 31, 2017, Sanofi has identified our Consumer Healthcare business as an operating segment, the financial information for which is reported separately to, and reviewed separately by, the Chief Executive Officer. Until that date the results of the Consumer Healthcare business were included in the Pharmaceuticals segment, as described below.

Consequently, as of December 31, 2017 Sanofi has three operating segments: Pharmaceuticals, Consumer Healthcare and Human Vaccines (Vaccines).

The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Rare Diseases, Multiple Sclerosis, Oncology, Immunology), Diabetes & Cardiovascular, Established Prescription Products and Generics, together with research, development and production activities dedicated to our Pharmaceuticals segment. This segment also includes all associates whose activities are related to pharmaceuticals, in particular Regeneron.

The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for our Consumer Healthcare products, together with research, development and production activities dedicated to those products.

The Vaccines segment comprises, for all geographical territories (including from January 1, 2017 certain European territories previously included in the Sanofi Pasteur MSD joint venture), the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.

Inter-segment transactions are not material.

In addition, during 2017 Sanofi finalized a complete realignment of its internal management reporting to match its organizational structure (see Note A.5.). As a result, the costs of Sanofi’s global functions (Medical Affairs, External Affairs, Finance, Human Resources, Legal Affairs, Information Solutions & Technologies, Sanofi Business Services, etc.) are now managed centrally at group-wide level and are no longer allocated to operating segments for internal management reporting purposes. For the year ended December 31, 2017 and subsequent years, the costs of those functions are presented within the “Other” category. That category also includes other reconciling items such as retained commitments in respect of divested activities.

Operating segment disclosures as required under IFRS 8 are provided in Note D.35. to the consolidated financial statements.

B.27. Management of capital

In order to maintain or adjust the capital structure, Sanofi can adjust the amount of dividends paid to shareholders, repurchase its own shares, issue new shares, or issue securities giving access to its capital.

The following objectives are defined under the terms of Sanofi’s share repurchase programs:

∎	the implementation of any stock option plan giving entitlement to purchase shares in the Sanofi parent company;

∎	the allotment or sale of shares to employees under statutory profit sharing schemes and employee savings plans;

∎	the consideration-free allotment of shares (i.e. restricted share plans);

∎	the cancellation of some or all of the repurchased shares;

∎	market-making in the secondary market by an investment services provider under a liquidity contract in compliance with the ethical code recognized by the Autorité des marchés financiers (AMF);

∎	the delivery of shares on the exercise of rights attached to securities giving access to the capital by redemption, conversion, exchange, presentation of a warrant or any other means;

∎	the delivery of shares (in exchange, as payment, or otherwise) in connection with mergers and acquisitions;

∎	the execution by an investment services provider of purchases, sales or transfers by any means, in particular via off-market trading; or

∎	any other purpose that is or may in the future be authorized under the applicable laws and regulations.

Sanofi is not subject to any constraints on equity capital imposed by third parties.

Total equity includes Equity attributable to equity holders of Sanofi and Equity attributable to non-controlling interests, as shown in the consolidated balance sheet.

Sanofi defines “Debt, net of cash and cash equivalents” as (i) the sum of short-term debt, long-term debt and interest rate derivatives and currency derivatives used to hedge debt, minus (ii) the sum of cash and cash equivalents and interest rate derivatives and currency derivatives used to hedge cash and cash equivalents.